FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

27.FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

CLASSIFICATION AND CARRYING AMOUNT OF FINANCIAL INSTRUMENTS

Financial assets and financial liabilities have been classified into categories that determine their basis of measurement and, for items measured at fair value, whether changes in fair value are recognized in the profit or loss or in other comprehensive income. These categories are financial assets and financial liabilities at FVTPL, financial assets at amortized cost, and financial liabilities at amortized cost. The following tables show the carrying values and the fair value of assets and liabilities for each of these categories.

		As at December 31, 2024
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	106,296	106,296
Other receivables (excluding grants)		—	124	124
Restricted cash and deposits		—	3,351	3,351
Investments – Listed shares	7	325	—	325
Total financial assets		325	109,771	110,096

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	13,642	13,642
Borrowings	14	—	1,014	1,014
Convertible Notes	15	—	16,240	16,240
Derivative warrant liability	16	15,589	—	15,589
Total financial liabilities		15,589	30,896	46,485

		As at December 31, 2023
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	36,332	36,332
Other receivables (excluding grants)		—	65	65
Investments – Listed shares	7	1,075	—	1,075
Total financial assets		1,075	36,397	37,472

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	9,798	9,798
Borrowings	14	—	1,758	1,758
Convertible Notes	15	—	53,624	53,624
Total financial liabilities		—	65,180	65,180

FINANCIAL RISKS

Fair Value

Current financial assets and financial liabilities are valued at their carrying amounts, which are reasonable estimates of their fair value due to their relatively short-maturities; this includes cash and cash equivalents, other receivables and accounts payable and accrued liabilities. Borrowings and the convertible debt host are accounted for at amortized cost using the effective interest method, and their fair value approximates their carrying value except for the convertible debt host for which fair value is estimated at $17,908 (US$12,446) as at December 31, 2024 ($66,227 and US$50,073 as at December 31, 2023) (level 3).

Fair Value Hierarchy

Subsequent to initial recognition, the Company uses a fair value hierarchy to categorize the inputs used to measure the financial instruments at fair value grouped into the following levels based on the degree to which the fair value is observable.

-	Level 1: Inputs derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
-

Level 2: Inputs derived from other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

-	Level 3: Inputs that are not based on observable market data (unobservable inputs).

	As at December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	325	—	—	325
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	—	—
Warrants (note 16)	—	—	15,589	15,589

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	1,075	—	—	1,075
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	—	—

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024 (none in 2023).

Financial Instruments Measured at FVTPL

Non-Current investments

Equity instruments publicly listed are classified as a Level 1 in the fair value hierarchy. Their fair values are a recurring measurement and are estimated using the closing share price observed on the relevant stock exchange.

Liquidity Risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

The Company manages its liquidity risk by using budgets that enable it to determine the amounts required to fund its exploration, evaluation, and development expenditure programs. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital markets or other alternative forms of financing is hindered, whether because of a downturn in stock market conditions generally or related to matters specific to the Company. The Company has historically generated cash flow primarily from its financing activities.

Management believes that without additional funding, the Company does not have sufficient liquidity to pursue its planned expenditures over the next twelve months. These circumstances indicate the existence of material uncertainties that cast substantial doubt upon the Company’s ability to continue as a going concern and accordingly, the appropriateness of the use of IFRS Accounting Standards applicable to a going concern (see note 1).

As at December 31, 2024, all of the Company’s short-term liabilities totalled $46,976 ($65,608 in 2023). These liabilities have contractual maturities of less than one year and are subject to normal trade terms, except for the Derivative warrants liability, which are recorded in short-term liabilities due to their conversion features. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as maintenance of liquidity.

	As at December 31, 2024
	Carrying	Contractual	0 to 12	12 to 24	More than
	amount	cash flow	months	months	24 months
Accounts payable and accrued liabilities	13,642	13,642	13,642	—	—
Lease liabilities	1,710	1,955	548	370	1,037
Borrowings	1,014	1,125	300	300	525
Convertible Notes – Host[i]	16,240	17,986	17,986	—	—

[i]The Convertible Notes are translated at the spot rate as of December 31, 2024

The Company has one variable lease agreement that is indexed to the consumer price index, on March 31 of each year.

Credit Risk

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. The Company’s credit risk is primarily related to cash and cash equivalents and receivables. The receivables consist mainly of the refund of the goods and services tax receivable from the governments of Canada and Quebec, as well as tax credits receivable from the Government of Quebec. The Company mitigates credit risk by maintaining cash with Canadian chartered banks and guaranteed deposits in credit unions.

Currency Risk

Foreign currency risk is the risk that the Company’s financial performance could be affected by fluctuations in the exchange rates between currencies. Some of the Company’s expenditures are denominated in U.S dollars and, the Company holds cash balances denominated in U.S dollars. Also, the convertible notes and the Derivative warrant liability are denominated in U.S dollars. As such, the Company is exposed to gains or losses on foreign exchange revaluation.

Currently, the Company has no hedging contracts in place and therefore is exposed to the foreign exchange rate fluctuations. The strengthening of the U.S. dollar would negatively impact the Company’s net income and cash flows while the strengthening of the Canadian dollar would increase its net income and cash flows.

As at December 31, 2024 and 2023, the balances in U.S. dollars held by the Company were as follows:

	As at December 31, 2024	As at December 31, 2023
	$	$
Cash and cash equivalents in U.S. dollars	7,059	5,003
Accounts payable in U.S. dollars	(627)	(765)
Convertible notes – Host in U.S. dollars	(11,287)	(40,545)
Net exposure, in U.S. dollars	(4,855)	(36,307)
Equivalent in Canadian dollars	(6,985)	(48,018)

Increase in net loss with a 5% appreciation in the U.S. dollar	(349)	(2,401)
Decrease in net loss with a 5% depreciation in the U.S. dollar	349	2,401

See note 15 for the Embedded Derivatives and note 16 for the Derivative warrant liability.

Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The Company is exposed to interest rate risk primarily on its convertible notes bearing interest at variable rates and does not take any particular measures to protect itself against fluctuations in interest rates. With the exception of the convertible notes, the Company’s financial assets and financial liabilities are not significantly exposed to interest rate risk because either they are short-term in nature or because they are non-interest bearing.

The convertible notes bear a quarterly coupon interest payment of the greater between the 3-month CME Term SOFR plus 5% and 7%. Based on the balance of the convertible notes as at December 31, 2024, the impact of a 1% shift in interest rate, on net financial expenses over a 12-month horizon would amount to approximately $250 (US$174) ($681 (US$515) in 2023). See note 15 for the interest rate risk on the embedded Derivatives.